Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	$ 653	$ 671
Property, plant and equipment	50,370	54,681
Right-of-use assets	33,671	38,060
Non-current financial assets	16,650	7,853
Total non-current assets	101,344	101,265
Current assets
Trade receivables	9,741	569
Subsidies receivables	14,958	20,900
Current deferred tax assets	710
Other current assets	7,587	7,722
Current financial assets	123,765	67,107
Cash and cash equivalents	149,042	136,708
Total current assets	305,803	233,005
TOTAL ASSETS	407,147	334,270
Shareholders' equity
Share capital	5,897	4,365
Premiums related to the share capital	606,146	522,785
Currency translation adjustment	(38,077)	(36,690)
Retained earnings (deficit)	(405,729)	(304,707)
Net income (loss)	(19,627)	(101,059)
Total shareholders' equity - Group Share	148,610	84,695
Non-controlling interests	0
Total shareholders' equity	148,610	84,695
Non-current liabilities
Non-current financial liabilities	58,348	49,125
Non-current lease debts	38,362	42,948
Non-current provisions	2,194	2,200
Non-current deferred tax liabilities	0	158
Total non-current liabilities	98,904	94,431
Current liabilities
Current financial liabilities	5,119	5,289
Current lease debts	8,357	8,502
Trade payables	18,213	19,069
Deferred income and contract liabilities	117,754	110,325
Current provisions	884	1,740
Current deferred tax liabilities	122
Other current liabilities	9,184	10,219
Total current liabilities	159,633	155,144
Total liabilities	258,537	249,575
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 407,147	$ 334,270